Business acquisitions - Total consideration and fair value of assets and liabilities (Details) - MLN $ in Thousands	Oct. 01, 2022 CAD ($)
Purchase price allocation to assets acquired and liabilities assumed:
Cash	$ 795
Accounts receivable	4,068
Prepaid expenses	30
Property, plant and equipment	9,562
Operating lease right-of-use asset	131
Accounts payable	(48)
Accrued liabilities	(599)
Deferred income tax liabilities	(216)
Property, plant and equipment and working capital	13,723
Finance lease liabilities	(5,595)
Operating lease liabilities	(126)
Lease liabilities	(5,721)
Total identifiable net assets at fair value	$ 8,002